ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail)		6 Months Ended
	Oct. 26, 2021	Mar. 31, 2022 $ / shares	Mar. 07, 2022	Sep. 30, 2021 $ / shares
Percentage of net profit agreed to pay service fees	100.00%
Ordinary shares, par value		$ 0.00001		$ 0.00001
Class A ordinary shares [Member]
Number of common shares for each unit of american depository receipt			150
ADS [Member]
Reverse ADS split description		For the ADS holders, the change in the ADS ratio will have the same effect as a one-for-five reverse ADS split. There will be no change to the Company’s Class A ordinary shares. The exchange of every five (5) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.
ADS [Member] | Class A ordinary shares [Member]
Number of common shares for each unit of american depository receipt			30